SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Billions		12 Months Ended
	Nov. 01, 2022 USD ($)	Dec. 31, 2024 segment
Finite-Lived Intangible Assets [Line Items]
Number of reporting segments | segment		2
Minimum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life		20 years
Mobility And Materials Businesses | Discontinued Operations, Disposed of by Sale
Finite-Lived Intangible Assets [Line Items]
Proceeds from divestiture | $	$ 11.0